Participation In The U.S. Treasury Capital Purchase Program (Details) (USD $)	12 Months Ended					0 Months Ended		4 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series A preferred stock	Dec. 23, 2008 Series A preferred stock	Dec. 23, 2008 Series A preferred stock Cumulative dividends rate	Apr. 25, 2012 Series A preferred stock Revised cumulative dividends rate	May 02, 2012 U.S. Treasury Capital Purchase Program
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Preferred stock value	$ 0	$ 98,146,000			$ 100,000,000
Liquidation preference per senior preferred shares	$ 0	$ 1,000			$ 1,000
Preferred stock, dividend rate, percentage						5.00%	9.00%
Charge to retained earnings representing preferred stock dividend and accretion of discount				3,400,000
Number of securities repurchasable								227,376
Issued warrants as a percentage of senior preferred shares purchased								15.00%
Common share warrants exercise price								65.97
Trailing average								20 days
Term of warrants								10 years
Stock repurchased during period, shares				100,000
Stock repurchased during period, value				100,000,000
Payments for repurchase of preferred stock and preference stock including unpaid dividends				101,000,000
Dividends, preferred stock, cash	1,571,000	5,000,000	5,000,000	972,000
Charge to retained earnings from preferred stock repurchase				1,600,000
Number of warrants repurchased								227,376
Payments for repurchase of warrants								$ 2,800,000
Repurchase price per share								$ 12.50